Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of credit risk exposure [line items]
Total	£ 136,089	£ 67,416
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	70,172	15,048
Trade and other receivables
Disclosure of credit risk exposure [line items]
Total	£ 65,917	£ 52,368